Intangible assets, net - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Amortization expense	$ 566	$ 2,990	$ 3,238
Cost of revenues
Intangible assets, net
Amortization expense	548	2,783	3,070
Sales and marketing expenses
Intangible assets, net
Amortization expense	13	22	12
General and administrative expenses
Intangible assets, net
Amortization expense	$ 5	$ 185	$ 156